ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 4,696,817	$ 671,636	¥ 4,452,416		¥ 4,177,890
Short term investments	2,852,254	407,867	3,394,073
Amount due from subsidiaries and VIEs | ¥	0		8,561
TOTAL ASSETS	56,949,795	8,143,711	48,132,618
LIABILITIES
Convertible senior notes-current	1,019,130	145,734
Convertible notes-noncurrent	1,583,213	226,396
Other long-term liabilities	599,561	85,736	255,155
TOTAL LIABILITIES	32,792,752	4,689,301	23,886,399
EQUITY
Ordinary shares (USD 0.00001 par value per share 5,000,000,000 shares authorized, 296,540,988 shares issued and 283,981,320 shares outstanding as of December 31, 2024 and 283,019,282 shares issued and 243,823,900 shares outstanding as of December 31, 2025, respectively)	20	3	21
Treasury stock	(4,066,385)	(581,485)	(1,113,608)
Additional paid-in capital	3,874,816	554,091	4,339,413
Retained earnings	24,502,158	3,503,762	20,952,340
Other comprehensive income (loss)	(195,694)	(27,985)	11,877
TOTAL EQUITY	24,114,915	3,448,386	24,190,043
TOTAL LIABILITIES AND EQUITY	¥ 56,949,795	$ 8,143,711	¥ 48,132,618
Stockholders' Equity, Other Disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Ordinary shares, authorized (in shares)	5,000,000,000	5,000,000,000	5,000,000,000
Ordinary shares, issued (in shares)	283,019,282	283,019,282	296,540,988
Ordinary shares, outstanding (in shares)	243,823,900	243,823,900	283,981,320
Parent Company | Reportable Legal Entities
ASSETS
Cash and cash equivalents	¥ 518,855	$ 74,195	¥ 274,514
Short term investments | ¥			493,947
Prepaid expenses and other assets	182,430	26,087	12,080
Investments in subsidiaries and VIEs	22,058,713	3,154,354	20,393,966
TOTAL ASSETS	26,843,235	3,838,531	24,191,284
LIABILITIES
Accrued expenses and other current liabilities	4,075	583	1,241
Convertible senior notes-current	1,019,130	145,734
Convertible notes-noncurrent	1,583,213	226,396
Other long-term liabilities	121,902	17,432
TOTAL LIABILITIES	2,728,320	390,145	1,241
EQUITY
Ordinary shares (USD 0.00001 par value per share 5,000,000,000 shares authorized, 296,540,988 shares issued and 283,981,320 shares outstanding as of December 31, 2024 and 283,019,282 shares issued and 243,823,900 shares outstanding as of December 31, 2025, respectively)	20	3	21
Treasury stock	(4,066,385)	(581,485)	(1,113,608)
Additional paid-in capital	3,874,816	554,091	4,339,413
Retained earnings	24,502,158	3,503,762	20,952,340
Other comprehensive income (loss)	(195,694)	(27,985)	11,877
TOTAL EQUITY	24,114,915	3,448,386	24,190,043
TOTAL LIABILITIES AND EQUITY	¥ 26,843,235	$ 3,838,531	¥ 24,191,284
Stockholders' Equity, Other Disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Ordinary shares, authorized (in shares)	5,000,000,000	5,000,000,000	5,000,000,000
Ordinary shares, issued (in shares)	283,019,282	283,019,282	296,540,988
Ordinary shares, outstanding (in shares)	243,823,900	243,823,900	283,981,320
Parent Company | Reportable Legal Entities | Subsidiaries and VIEs
ASSETS
Amount due from subsidiaries and VIEs	¥ 4,083,237	$ 583,895	¥ 3,016,777